Commitments and Contingencies	3 Months Ended
Mar. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

NOTE 8. COMMITMENTS AND CONTINGENCIES

Potential Future Environmental Contingency

The Company’s planned exploration and development activities are subject to various federal and state laws and regulations governing the protection of the environment. These laws and regulations are continually changing and generally have become more restrictive. The Company will conduct its operations to protect public health and the environment and believes that its current engineering operations are materially in compliance with all applicable laws and regulations. While the Company’s mining activities are not yet operational, the Company has made, and expects to make in the future, expenditures to comply with all local and federal environmental laws and regulations. The ultimate amount of reclamation and other future site-restoration costs to be incurred for future mining interests is unknown and uncertain as of March 31, 2025.

Litigation

From time to time, the Company may become subject to legal proceedings, claims or litigation arising in the ordinary course of business. In addition, the Company may receive notices alleging infringement of patents or other intellectual property rights. The outcomes of any legal proceedings, claims, notices or litigation are subject to uncertainty, and any claims against the Company, whether meritorious or not, can be time-consuming, result in costly litigation, require significant management time, create negative perceptions with communities, stakeholders, and government agencies and result in the diversion of significant operational resources. If an unfavorable outcome was to occur in any proceeding, claim or litigation, we could be adversely affected in the period in which they are resolved and the impact could be material to the Company’s business, financial condition, cash flow or results of operations, depending on the specific circumstances of the outcome. The Company accrues loss contingencies when it is both probable that the Company will incur the loss and when it can reasonably estimate the amount of the loss or range of loss.

Ramco Complaint

A complaint was filed in Delaware Chancery Court by Ramco Asset Management, LLC (“Ramco”), US Trading Company Metals RE, LLC, and Dinsha Dynasty Trust (collectively, the “Plaintiffs”) on July 29, 2022 against USA Rare Earth, LLC (“USA Rare Earth”), Morzev Pty Ltd., Mordechai Gutnick ATF the Morzev Trust, Mordechai Gutnick, and Pini Althaus (collectively, the “Defendants”), captioned Ramco Asset Management, LLC v. USA Rare Earth, LLC, C.A. No. 2022-0665-SG (as amended, the “Complaint”). In connection with this matter and a disagreement regarding the number of units of USA Rare Earth LLC that were issued to the Plaintiffs in transactions during 2019, the Complaint alleged causes of action for breach of contract, breach of fiduciary duty, breach of the Corporations Act (Australia), fraud and misrepresentation, and breach of the duty of good faith and fair dealing. The Complaint seeks a variety of relief, including compensatory and punitive damages, curative equity, attorneys fees and expenses and other relief as may be granted by the court. USA Rare Earth thereafter filed a motion to dismiss Plaintiffs’ claims. After motion practice and argument, the court dismissed all claims, except for Ramco’s alleged breach of contract claim and alleged breach of good faith and fair dealing as asserted against USA Rare Earth. The remaining plaintiff has not quantified its alleged damages. Ramco and USA Rare Earth are now engaged in discovery, with trial scheduled for November 2025. USA Rare Earth intends to contest this matter vigorously.

Kleiner Notice

On April 1, 2025, the Company received notice from Stewart Kleiner asserting that a milestone triggering payment of certain equity outlined in a May 10, 2019 advisory agreement had been achieved as a result of the Company’s reverse merger with Inflection Point Acquisition Corp. II. The Company does not believe that the milestone was triggered and as such has denied payment at this time. A July 28, 2019 amendment to the advisory agreement guaranteed payment of the equity by Mordechai Gutnick in the event of a conflict between Mr. Kleiner and the Company.

As of the date of the filing of this report, the Company has not accrued a loss with respect to the Ramco Complaint or Kleiner Notice described above, the outcome of which is uncertain.

Transaction Bonuses

The Company has agreements with certain individuals and entities that require payment of cash and/or equity upon certain criteria as defined by the applicable agreement. The transaction bonuses are recognized when they are deemed to be probable or when the qualifying transaction has been consummated.

During the three months ended March 31, 2025, the Company completed the Merger, which triggered $1.9 million of cash transaction bonuses to certain employees and consultants pursuant to existing transaction bonus agreements. Of the $1.9 million cash bonuses, $1.15 million was paid out in the three months ended March 31, 2025, and $0.8 million was accrued as of March 31, 2025. The expense for the cash bonuses was recognized in Selling, general and administrative expense. In addition, approximately 0.38 million Class A Units were issued to certain consultants pursuant to existing bonus agreements which provided for the payment of these Class A Units immediately prior to the completion of the Merger. The Class A Units were then converted to common stock at closing for $0.8 million. The Company also accrued $0.2 million for restricted stock units to be issued to certain employees. The expense for the equity transaction bonuses was recognized in Equity-based compensation.

As of March 31, 2025, the Company has agreements in place regarding the potential payment of up to $1.5 million in cash related to other transaction bonuses which are not triggered by the Merger. No amounts were accrued for these bonuses as of March 31, 2025 and December 31, 2024 as the triggering event had not occurred.